Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Schedule of Revenue Disaggregated by Geography

Revenue disaggregated by geography for the years ended December 31, 2024, 2023 and 2022, based on the billing address of the Company’s customers, consists of the following:

	Year ended December 31,
	2024		2023		2022
	Revenue	% of Revenue	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by geography:
China (excluding Hong Kong)	$254	33.1%	$639	43.5%	$1,476	42.0%
Hong Kong	-	-	266	18.1%	-	-
Sweden	224	29.2%	247	16.8%	1,276	36.3%
USA	220	28.6%	148	10.1%	135	3.8%
Germany	20	2.6%	81	5.5%	284	8.1%
Israel	50	6.5%	50	3.4%	25	0.7%
Italy	-	-	-	-	124	3.5%
Switzerland	-	-	-	-	197	5.6%
Other	-	-	39	2.6%	-	-
Total revenue	$768	100%	$1,470	100%	$3,517	100%